Dear Shareholder:

A few days ago the Hong Kong stock market came down with pneumonia, then most of the world caught the Asian flu. We, on the other hand, appear to have contracted only the 24 hour variety.

U.S. money is a world commodity because the U.S. dollar, aided by computers, can give us the value of every country's currency in seconds. Switzerland has finally joined the rest of the world and will not use gold as a currency reserve. Thus, the U.S. dollar has become the world's currency. In mere seconds, a currency can be converted from one country's stocks and bonds into cash and then moved to another nation's stocks, bonds, real estate, or cash equivalents. All of this can be done in a moment with modern electronics and computers and has resulted in our living in a truly international world.

Because of the problems facing Malaysia, Thailand, and other Southeast Asia nations, most economists have reduced their estimates for next year's growth in those countries, but they would still be growing faster than the United States or Europe. More important is the fact that all Southeast Asia is only two or three percent of our gross domestic product. Our economy will not be damaged. Our economy is in very good shape (even Mr. Greenspan said so) and I see no recession for at least the next two years. Globalization and technology will drive us for a long time. I believe the stock market had another correction, which could continue for a while before we start up again. Stocks continue to be the best long-term investment.

The events of the past several days again spotlight the folly inherent in market timing and other short-term judgments. We have always said that a successful investor is a patient, long-term investor and our Funds are designed with that philosophy in mind.

                                       Warmest regards,


                                       L. Roy Papp, Chairman
                                       October 29, 1997

                        PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1997
                                  (Unaudited)

                                                                              Number           Market
                            Common Stocks                                   of Shares           Value
---------------------------------------------------------------------       ---------        -----------
Industrial Services (14.3%)
 Air Express International
   (Air freight forwarding)                                                   333,000        $12,154,500
 Interpublic Group of Companies, Inc.
   (Worldwide advertising agencies)                                           280,000         14,367,500
 Manpower, Inc.
   (Provider of non-government employment services)                           330,000         13,035,000
                                                                                             -----------
                                                                                              39,557,000
                                                                                             -----------
Computers and Software (14.2%)
 American Power Conversion *
   (Leading producer of uninterruptible power supply products designed
   for use with PCs, workstations, and other electronic devices)              240,000          6,750,000
 Hewlett-Packard Company
   (Manufacturer of printers, computers, and medical
   electronic equipment)                                                      183,000         12,729,938
 Intel Corporation
   (Manufacturer of microprocessors, microcontrollers, and
   memory chips)                                                              160,000         14,770,000
 Microsoft Corporation*
   (Personal computer software)                                                40,000          5,292,500
                                                                                             -----------
                                                                                              39,542,438
                                                                                             -----------
Health Care (9.8%)
 Abbott Laboratories
   (Healthcare products)                                                       90,000          5,754,375
 Johnson & Johnson
   (Healthcare products)                                                      160,000          9,220,000
 Merck & Company
   (Ethical drugs and specialty chemicals)                                    122,000         12,192,375
                                                                                             -----------
                                                                                              27,166,750
                                                                                             -----------
Direct Marketing (8.0%)
 Amway Asia Pacific, Inc.
   (Direct marketing of household and personal items in Asia)                 230,000          6,741,875
 Viking Office Products *
   (Direct international marketer of office products to small and
   medium sized businesses)                                                   715,000         15,551,250
                                                                                             -----------
                                                                                              22,293,125
                                                                                             -----------
Distributors (7.4%)
 Arrow Electronics, Inc.*
   (Distributor of electronic components and computer products)               201,600         11,692,800
 Sigma-Aldrich Corp.
   (Develops, manufactures, and distributes specialty chemicals)              265,000          8,728,437
                                                                                             -----------
                                                                                              20,421,237
                                                                                             -----------
Telecommunications (7.1%)
 Hong Kong Telecommunications, Ltd.
   (International telecommunications services)                                370,000          8,278,750
 Motorola, Inc.
   (Manufacturer of electronic equipment)                                     160,000         11,500,000
                                                                                             -----------
                                                                                              19,778,750
                                                                                             -----------

*Non-income producing security.

                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                                       Number       Market
                     Common Stocks (continued)                        of Shares     Value
--------------------------------------------------------------------  ---------  ------------
Electrical Equipment (7.1%)
 General Electric Co.
  (Diversified industrial company)                                      155,000  $ 10,549,688
 Emerson Electric Company
  (Manufacturer of electrical and electronic products and systems)      160,000     9,220,000
                                                                                 ------------
                                                                                   19,769,688
                                                                                 ------------
Financial Services (6.2%)
 State Street Corporation
  (Provider of U.S. and global securities custodial services)           280,000    17,062,500
                                                                                 ------------
Industrial Components (5.4%)
 Illinois Tool Works, Inc.
  (Manufacturer of tools, fasteners, and packaging systems)             150,000     7,500,000
 Millipore Corporation
  (Leading supplier of purification products)                           152,500     7,491,562
                                                                                 ------------
                                                                                   14,991,562
                                                                                 ------------
Consumer Services (4.5%)
 Service Corporation International
  (Funeral service, cemetery owner/operator)                            385,000    12,392,188
                                                                                 ------------
Restaurants (4.3%)
 McDonald's Corporation
  (Fast food restaurants and franchising)                               250,000    11,906,250
                                                                                 ------------
Consumer Products (3.6%)
 Gillette Company
  (Personal care products and batteries)                                 16,000     1,381,000
 Unilever Group
  (Producer and marketer of branded and packaged consumer goods)         40,000     8,505,000
                                                                                 ------------
                                                                                    9,886,000
                                                                                 ------------
Miscellaneous (6.3%)
 Coca Cola Company
  (Dominant international soft drink company)                            18,600     1,133,437
 Exxon Corp.
  (Worldwide integrated oil company)                                     40,000     2,562,500
 Mattel, Inc.
  (Toy manufacturer)                                                    350,000    11,593,750
 Steiner Leisure LTD *
  (The leading provider of spa services, beauty salons, and health
   clubs on cruise ships)                                                58,000     2,131,500
                                                                                 ------------
                                                                                   17,421,187
                                                                                 ------------

Total Common Stocks - 98.2%                                                       272,188,675

Cash and Other Assets, Less Liabilities - 1.8%                                      4,980,636
                                                                                 ------------

Net Assets                                                                       $277,169,311
                                                                                 ============

Net Asset Value Per Share
(Based on 10,400,880 shares outstanding at September 30, 1997)                   $      26.65
                                                                                 ============

*Non-income producing security.

                        PAPP AMERICA-ABROAD FUND, INC.

                                   Directors
          James K. Ballinger                      L. Roy Papp
          Amy S. Clague                           Rosellen C. Papp
          Robert L. Mueller                       Bruce C. Williams
          Harry A. Papp

                                   Officers
          Chairman - L. Roy Papp                  President - Harry A. Papp

                                Vice Presidents
          Victoria S. Cavallero                   Robert L. Mueller
          George D. Clark, Jr.                    Rosellen C. Papp
          Jeffrey N. Edwards                      Bruce C. Williams
          Robert L. Hawley

                         Secretary - Robert L. Mueller
                  Assistant Secretary - Barbara D. Perleberg
                         Treasurer - Rosellen C. Papp
                      Assistant Treasurer - Julie A. Hein

                               Investment Adviser
                            L. Roy Papp & Associates
                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona  85018
                           Telephone: (602) 956-1115
                       Web address: http//www.roypapp.com
                       Email address: invest@roypapp.com

                                   Custodian
                            Founders Bank of Arizona
                         7335 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258

                    Shareholder Services and Transfer Agent
                            L. Roy Papp & Associates
                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona  85018
                           Telephone: (602) 956-1115
                                 (800) 421-4004

                         Independent Public Accountants
                              Arthur Andersen LLP
                       2 North Central Avenue, Suite 1000
                            Phoenix, Arizona  85004

                                 Legal Counsel
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                            Chicago, Illinois  60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.